Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Commitments and contingencies

18.    Commitments and contingencies

(a)Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were RMB70,490, RMB99,081 and RMB95,688 for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
RMB
2017	50,992
2018	39,444
2019	36,195
2020	26,506
2021 and thereafter	14,357

Total	167,494

As of December 31, 2016, Capital commitments for the logistic warehouse construction under non-cancellable agreements were as follows:

Construction in progress
RMB
2017	81,230

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2016.

(b)Contingencies

In December 2014, four putative shareholder class action lawsuits were filed in the United States District Courts for the Southern District of New York and the Eastern District of New York against the Company, certain current and former officers and directors of the Company, and underwriters in the Company’s initial public offering: Lu v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9826 (S.D.N.Y.) (filed on December 11, 2014); Yim v. Jumei International Holding Limited et al., Civil Action No. 14 CV 7269 (E.D.N.Y.) (filed on December 12, 2014, voluntarily dismissed by plaintiffs on March 9, 2015); Yin v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9957 (S.D.N.Y.) (filed on December 17, 2014); and Brock v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9993 (S.D.N.Y.) (filed on December 18, 2014). The complaints in the above-mentioned putative shareholder class action lawsuits allege that the Company’s registration statement for the Company’s initial public offering and/or certain subsequent press releases, financial statements, and other disclosures made by the Company contained material misstatements or omissions in violation of the federal securities laws. On March 9, 2015, the plaintiffs voluntarily dismissed without prejudice the putative class action originally filed in the District Court for the Eastern District of New York, Yim v. Jumei International Holding Limited et al. On June 22, 2015, the District Court for the Southern District of New York consolidated the remaining three putative class actions into one action, In re Jumei International Holding Limited Securities Litigation, Civil Action No. 14 CV 9826 (S.D.N.Y.), appointed a lead plaintiff and approved the lead plaintiff’s selection of lead counsel. On October 16, 2015, the lead plaintiff filed—purported on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to the Company’s ADSs between May 16, 2014 and November 19, 2014—a Consolidated Amended Complaint, which advances similar allegations as the previously filed complaints, seeks to represent and alleges violations of Sections 11 and 15 of the Securities Act of 1933, 15 U.S.C. §§ 77k and 77o and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, 15 U.S.C. §§ 78(b) and 78t(a), and Rule 10b-5 promulgated thereunder, 17 C.F.R. § 240.10b-5. On March 22, 2016, the Company and the underwriters in the Company’s initial public offering filed a joint motion to dismiss the Consolidated Amended Complaint. On January 10, 2017, the court issued an opinion and order granting the Company’s and the underwriters’ joint motion to dismiss the Consolidated Amended Complaint; on January 11, 2017, the court entered a judgment dismissing the cases accordingly.